Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Lease Property	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases, operating [Abstract]
Number of lease for which construction not started | Lease	0
Other information related to leases [Abstract]
Operating lease cost	$ 8,213	$ 8,128	$ 8,044
Variable lease cost	2,183	2,015	2,029
Total Lease costs	10,396	10,143	10,073
Cash paid for amounts included in the measurement of lease liabilities [Abstract]
Operating cash flows from operating leases	8,327	8,192	8,042
Right-of-use assets obtained in exchange for lease obligations:	$ 3,089	$ 6,588	$ 2,548
Weighted average remaining lease term (years)	8 years 10 months 24 days	9 years 3 months 18 days	9 years
Weighted average discount rate	3.00%	3.00%	3.20%
Future minimum lease payments under non-cancellable leases [Abstract]
2023	$ 8,310
2024	8,202
2025	7,795
2026	6,820
2027	5,541
Thereafter	19,260
Total lease payments	55,928
Less: Interest	6,948
Present value of lease liabilities	48,980	$ 52,720
Operating lease right-of-use assets	44,727	$ 48,090
Director [Member]
Future minimum lease payments under non-cancellable leases [Abstract]
Total lease payments	3,200
Less: Interest	$ 400
Number of properties under lease owned by related party | Property	5
Minimum [Member]
Leases, operating [Abstract]
Operating lease expiration term	2 months
Maximum [Member]
Leases, operating [Abstract]
Operating lease expiration term	21 years 9 months 18 days